Balance Sheets (Parenthetical) - Genesis Unicorn Capital Corp [Member] - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,250,000	1,250,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary equity, possible redemption	5,447,059	8,625,000
Temporary equity, redemption price per share	$ 10.63	$ 10.24
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	420,456	420,456
Common stock, shares, outstanding	420,456	420,456
Common stock, possible redemption	5,447,059	8,625,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	2,156,250	2,156,250
Common stock, shares, outstanding	2,156,250	2,156,250